Share Capital - Additional Information - PELP (Detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Equity [Abstract]
Percentage of restricted performance-based shares that did not become unrestricted as part of IPO	40.00%
Shares subject to Compensatory benefit	541,975
Stock-based compensation related to plan activities	$ 0	$ 0	$ 339,000
Shares repurchased by subsidiary			297,500